Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	12,524	$ 1,116,139
Huntington Ingalls Industries, Inc.	7,353	1,277,290
Lockheed Martin Corp.	4,793	1,816,403
Northrop Grumman Corp.	3,412	1,108,934
Raytheon Technologies Corp.	9,712	550,476

		5,869,242

Airlines - 0.2%
Delta Air Lines, Inc.	23,250	580,553

Banks - 6.5%
Bank of America Corp.	219,334	5,457,030
Bank of Hawaii Corp.	6,127	346,972
Fifth Third Bancorp	151,181	3,002,454
JPMorgan Chase & Co.	61,816	5,973,898
M&T Bank Corp.	19,806	2,098,446
SVB Financial Group (A)	7,529	1,688,529
US Bancorp	115,195	4,243,784

		22,811,113

Beverages - 3.4%
Coca-Cola Co.	152,890	7,222,524
PepsiCo, Inc.	35,444	4,879,221

		12,101,745

Biotechnology - 3.7%
AbbVie, Inc.	48,100	4,565,171
Amgen, Inc.	15,240	3,728,771
Biogen, Inc. (A)	5,437	1,493,489
Gilead Sciences, Inc.	30,986	2,154,457
United Therapeutics Corp. (A)	2,888	321,925
Vertex Pharmaceuticals, Inc. (A)	2,207	600,304

		12,864,117

Capital Markets - 4.6%
Ameriprise Financial, Inc.	22,943	3,524,733
Charles Schwab Corp.	27,631	915,968
Legg Mason, Inc.	17,888	894,221
LPL Financial Holdings, Inc.	12,040	951,401
Morgan Stanley	13,029	636,857
Northern Trust Corp.	42,793	3,352,832
SEI Investments Co.	29,708	1,554,620
T. Rowe Price Group, Inc.	32,231	4,451,101

		16,281,733

Chemicals - 1.6%
Cabot Corp.	23,789	867,823
CF Industries Holdings, Inc.	25,368	794,779
Dow, Inc.	74,128	3,043,696
NewMarket Corp.	2,225	833,952

		5,540,250

Communications Equipment - 2.2%
Cisco Systems, Inc.	164,404	7,743,428

Construction & Engineering - 0.4%
AECOM (A)	10,573	382,637
Valmont Industries, Inc.	7,689	931,907

		1,314,544

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.2%
Discover Financial Services	17,366	$ 858,401

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	89,592	1,248,913

Diversified Consumer Services - 0.3%
frontdoor, Inc. (A)	29,457	1,237,047

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	22,291	4,364,132
Voya Financial, Inc.	14,433	712,990

		5,077,122

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	72,646	2,148,869
CenturyLink, Inc.	43,837	423,027
Verizon Communications, Inc.	61,661	3,544,274

		6,116,170

Electric Utilities - 3.4%
American Electric Power Co., Inc.	5,464	474,712
Duke Energy Corp.	11,271	955,104
Evergy, Inc.	59,566	3,861,664
Exelon Corp.	90,553	3,496,251
NRG Energy, Inc.	36,285	1,226,796
PG&E Corp. (A)	74,433	695,949
Southern Co.	19,577	1,069,100

		11,779,576

Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc. (A)	14,618	1,460,192

Energy Equipment & Services - 0.3%
Baker Hughes Co.	58,043	899,086

Entertainment - 0.6%
Walt Disney Co.	17,791	2,080,480

Equity Real Estate Investment Trusts - 3.9%
Boston Properties, Inc.	30,541	2,720,898
Corporate Office Properties Trust	59,454	1,574,342
Equity Residential	30,167	1,617,856
Omega Healthcare Investors, Inc.	20,265	656,181
Public Storage	21,422	4,281,829
Simon Property Group, Inc.	29,610	1,846,183
Weingarten Realty Investors	51,830	884,220

		13,581,509

Food & Staples Retailing - 1.7%
Kroger Co.	15,226	529,712
Sprouts Farmers Market, Inc. (A)	15,018	396,175
Sysco Corp.	17,824	941,998
Walgreens Boots Alliance, Inc.	14,397	586,102
Walmart, Inc.	25,847	3,344,602

		5,798,589

Food Products - 1.6%
Hershey Co.	19,695	2,863,850
Ingredion, Inc.	10,941	946,396
J.M. Smucker Co.	3,090	337,892
TreeHouse Foods, Inc. (A)	14,205	622,463
Tyson Foods, Inc., Class A	12,694	780,046

		5,550,647

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.4%
Edwards Lifesciences Corp. (A)	12,975	$ 1,017,370
Medtronic PLC	33,562	3,238,062
STERIS PLC	3,416	545,296

		4,800,728

Health Care Providers & Services - 3.3%
Cardinal Health, Inc.	28,336	1,547,712
Chemed Corp.	1,481	728,934
Cigna Corp.	19,101	3,298,552
CVS Health Corp.	72,180	4,543,009
DaVita, Inc. (A)	3,654	319,323
Henry Schein, Inc. (A)	8,771	602,831
McKesson Corp.	3,546	532,467

		11,572,828

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	11,018	2,140,577

Household Durables - 0.7%
PulteGroup, Inc.	53,282	2,323,095

Household Products - 4.4%
Colgate-Palmolive Co.	52,929	4,086,119
Kimberly-Clark Corp.	24,550	3,732,582
Procter & Gamble Co.	56,918	7,463,088

		15,281,789

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	128,983	1,964,411
Vistra Corp.	56,480	1,053,917

		3,018,328

Industrial Conglomerates - 1.3%
3M Co.	18,829	2,833,200
General Electric Co.	142,874	867,245
Honeywell International, Inc.	5,634	841,550

		4,541,995

Insurance - 4.2%
Aflac, Inc.	73,993	2,631,931
Allstate Corp.	40,073	3,782,490
American International Group, Inc.	11,279	362,507
Assurant, Inc.	17,684	1,900,500
Fidelity National Financial, Inc.	21,563	697,779
Hartford Financial Services Group, Inc.	64,373	2,724,265
MetLife, Inc.	67,887	2,569,523

		14,668,995

Interactive Media & Services - 0.5%
Alphabet, Inc., Class C (A)	1,122	1,663,881

Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc. (A)	560	930,793
eBay, Inc.	34,439	1,903,788

		2,834,581

IT Services - 2.7%
Automatic Data Processing, Inc.	4,292	570,450
Cognizant Technology Solutions Corp., Class A	16,514	1,128,237
International Business Machines Corp.	24,582	3,022,111
Mastercard, Inc., Class A	2,653	818,530

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Science Applications International Corp.	7,405	$ 592,252
Visa, Inc., Class A	17,703	3,370,651

		9,502,231

Machinery - 2.0%
Allison Transmission Holdings, Inc.	57,304	2,140,877
Cummins, Inc.	18,943	3,660,924
Woodward, Inc.	15,954	1,195,593

		6,997,394

Marine - 0.2%
Kirby Corp. (A)	18,311	846,701

Media - 3.9%
Charter Communications, Inc., Class A (A)	6,328	3,670,240
Comcast Corp., Class A	166,303	7,117,769
Discovery, Inc., Class A (A) (B)	31,463	663,869
Discovery, Inc., Class C (A)	17,195	325,845
Fox Corp., Class A	50,604	1,304,065
Sirius XM Holdings, Inc.	129,547	761,736

		13,843,524

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	26,673	2,620,889

Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	155,730	2,117,928

Multi-Utilities - 1.1%
Dominion Energy, Inc.	9,019	730,810
DTE Energy Co.	5,560	642,903
Public Service Enterprise Group, Inc.	35,524	1,987,212
Sempra Energy	2,748	342,016
WEC Energy Group, Inc.	3,265	311,024

		4,013,965

Multiline Retail - 0.8%
Dollar General Corp.	5,762	1,097,085
Target Corp.	14,698	1,850,184

		2,947,269

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	73,630	6,180,502
ConocoPhillips	76,548	2,862,130
EOG Resources, Inc.	21,146	990,690
Exxon Mobil Corp.	30,748	1,293,876
HollyFrontier Corp.	32,433	891,907
Phillips 66	30,444	1,888,137
Pioneer Natural Resources Co.	15,192	1,472,409
Targa Resources Corp.	23,494	429,470
Valero Energy Corp.	19,413	1,091,593

		17,100,714

Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	73,729	4,324,943
Johnson & Johnson	62,237	9,071,665
Merck & Co., Inc.	57,567	4,619,176
Pfizer, Inc.	210,033	8,082,070

		26,097,854

Road & Rail - 2.5%
CSX Corp.	44,058	3,143,098
Schneider National, Inc., Class B	20,425	513,280
Union Pacific Corp.	28,667	4,969,424

		8,625,802

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 5.0%
Broadcom, Inc.	5,809	$ 1,840,001
Intel Corp.	134,520	6,420,639
Lam Research Corp.	5,086	1,918,236
Microchip Technology, Inc.	6,957	707,736
Micron Technology, Inc. (A)	22,954	1,148,962
QUALCOMM, Inc.	21,228	2,241,889
Texas Instruments, Inc.	25,998	3,316,045

		17,593,508

Software - 0.6%
Adobe, Inc. (A)	3,027	1,344,957
Intuit, Inc.	2,582	791,047

		2,136,004

Specialty Retail - 3.0%
AutoNation, Inc. (A)	10,172	522,230
AutoZone, Inc. (A)	1,442	1,741,100
Home Depot, Inc.	29,098	7,725,228
Williams-Sonoma, Inc.	5,025	437,778

		10,426,336

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	8,769	3,727,176

Tobacco - 2.2%
Altria Group, Inc.	109,474	4,504,855
Philip Morris International, Inc.	40,375	3,101,204

		7,606,059

Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (A)	51,500	1,807,650
WW Grainger, Inc.	11,455	3,912,226

		5,719,876

Total Common Stocks (Cost $348,455,575)		345,564,484

EXCHANGE-TRADED FUND - 1.0%
U.S. Equity Fund - 1.0%
iShares Russell 1000 Value ETF (B)	31,346	3,671,557

Total Exchange-Traded Fund (Cost $3,002,867)		3,671,557

WARRANT - 0.0% (C)
Oil, Gas & Consumable Fuels - 0.0% (C)
Occidental Petroleum Corp., (A) Exercise Price $5.60, Expiration Date 08/03/2027	1,721	9,636

Total Warrant (Cost $0)		9,636

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (D)	5,136,492	$ 5,136,492

Total Other Investment Company (Cost $5,136,492)		5,136,492

Total Investments (Cost $356,594,934)		354,382,169
Net Other Assets (Liabilities) - (1.1)%		(3,820,995)

Net Assets - 100.0%		$ 350,561,174

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$345,564,484	$—	$—	$345,564,484
Exchange-Traded Fund	3,671,557	—	—	3,671,557
Warrant	9,636	—	—	9,636
Other Investment Company	5,136,492	—	—	5,136,492

Total Investments	$354,382,169	$—	$—	$354,382,169

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,027,812, collateralized by cash collateral of $5,136,492. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at July 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 5